Property & Equipment (Details) - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Equipment	$ 649,400	$ 649,400
Less accumulated amortization	(166,043)	(58,137)
Balance - Ending	483,357	591,263
Period Amortization
Less accumulated amortization	(107,906)	(56,281)
Leasehold improvements
Equipment	259,981	259,981
Less accumulated amortization	(86,610)	(33,342)
Balance - Ending	173,371	226,639
Leasehold improvements | Period Amortization
Less accumulated amortization	(53,268)	(33,342)
Computers
Equipment	63,964	63,964
Less accumulated amortization	(31,869)	(12,187)
Balance - Ending	32,095	51,777
Computers | Period Amortization
Less accumulated amortization	(19,681)	(12,187)
Furniture fixtures equipment
Equipment	34,220	34,220
Less accumulated amortization	(13,097)	(6,062)
Balance - Ending	21,123	28,158
Furniture fixtures equipment | Period Amortization
Less accumulated amortization	(7,036)	(4,205)
Lab equipment
Equipment	291,235	291,235
Less accumulated amortization	(34,467)	(6,546)
Balance - Ending	256,768	284,689
Lab equipment | Period Amortization
Less accumulated amortization	$ (27,921)	$ (6,546)